INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 1,150
Finite-Lived Intangible Asset, Expected Amortization, Year Two	996
Finite-Lived Intangible Asset, Expected Amortization, Year Three	996
Finite-Lived Intangible Asset, Expected Amortization, Year Four	996
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	8,787
Finite-Lived Intangible Assets, Net	$ 12,925	$ 16,051